Investments in Associates and Joint Ventures 2 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of associates [line items]
Book value		₩ 6,851,456		₩ 6,704,754		₩ 6,176,889
Shuweihat Asia Power Investment B.V. [Member]
Disclosure of associates [line items]
Net assets		₩ 167,815		176,432
Effective percentage of ownership	[1]	49.00%
Share in net assets		₩ 82,230
Investment differential		0
Intercompany transaction		0
Others		0
Book value		82,230
Shuweihat Asia Operation & Maintenance Company [Member]
Disclosure of associates [line items]
Net assets		₩ 5,157		3,887
Effective percentage of ownership	[1]	55.00%
Share in net assets		₩ 2,837
Investment differential		0
Intercompany transaction		0
Others		0
Book value		2,837
Waterbury Lake Uranium L.P. [Member]
Disclosure of associates [line items]
Net assets		₩ 97,025		80,042
Effective percentage of ownership	[1]	29.45%
Share in net assets		₩ 28,576
Investment differential		0
Intercompany transaction		0
Others		0
Book value		28,576
ASM-BG Investicii AD [Member]
Disclosure of associates [line items]
Net assets		₩ 40,981		33,872
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 20,491
Investment differential		0
Intercompany transaction		0
Others		0
Book value		20,491
RES Technology AD [Member]
Disclosure of associates [line items]
Net assets		₩ 33,344		30,137
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 16,672
Investment differential		0
Intercompany transaction		0
Others		0
Book value		16,672
KV Holdings, Inc. [Member]
Disclosure of associates [line items]
Net assets		₩ 15,936		17,303
Effective percentage of ownership	[1]	40.00%
Share in net assets		₩ 6,374
Investment differential		0
Intercompany transaction		0
Others		0
Book value		6,374
KEPCO SPC Power Corporation [Member]
Disclosure of associates [line items]
Net assets		₩ 199,072		265,231
Effective percentage of ownership	[1]	60.00%
Share in net assets		₩ 119,443
Investment differential		0
Intercompany transaction		0
Others		0
Book value		119,443
Gansu Datang Yumen Wind Power Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 20,073		19,797
Effective percentage of ownership	[1]	40.00%
Share in net assets		₩ 8,029
Investment differential		0
Intercompany transaction		0
Others		0
Book value		8,029
Datang Chifeng Renewable Power [Member]
Disclosure of associates [line items]
Net assets		₩ 530,324		511,290
Effective percentage of ownership	[1]	40.00%
Share in net assets		₩ 212,130
Investment differential		0
Intercompany transaction		0
Others		0
Book value		212,130
Datang KEPCO Chaoyang Renewable Power Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 123,752		120,811
Effective percentage of ownership	[1]	40.00%
Share in net assets		₩ 49,501
Investment differential		0
Intercompany transaction		0
Others		0
Book value		49,501
Rabigh Electricity Company [Member]
Disclosure of associates [line items]
Net assets		₩ 806,056		778,404
Effective percentage of ownership	[1]	40.00%
Share in net assets		₩ 322,423
Investment differential		0
Intercompany transaction		(35,813)
Others		(805)
Book value		285,805
Rabigh Operation & Maintenance Company [Member]
Disclosure of associates [line items]
Net assets		₩ 25,227		20,778
Effective percentage of ownership	[1]	40.00%
Share in net assets		₩ 10,091
Investment differential		0
Intercompany transaction		0
Others		0
Book value		10,091
Jamaica Public Service Company Limited [Member]
Disclosure of associates [line items]
Net assets		₩ 993,028		992,954
Effective percentage of ownership	[1]	40.00%
Share in net assets		₩ 397,211
Investment differential		29,357
Intercompany transaction		0
Others		(14,291)
Book value		412,277
KW Nuclear Components Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 50,092		42,075
Effective percentage of ownership	[1]	45.00%
Share in net assets		₩ 22,541
Investment differential		0
Intercompany transaction		0
Others		(176)
Book value		22,365
Busan Shinho Solar Power Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 25,042		27,972
Effective percentage of ownership	[1]	25.00%
Share in net assets		₩ 6,260
Investment differential		0
Intercompany transaction		0
Others		0
Book value		6,260
Global Trade Of Power System Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 2,441		2,402
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 708
Investment differential		0
Intercompany transaction		0
Others		0
Book value		708
Expressway Solar-light Power Generation Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 9,317		11,541
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 4,658
Investment differential		0
Intercompany transaction		0
Others		0
Book value		4,658
Amman Asia Electric Power Company [Member]
Disclosure of associates [line items]
Net assets		₩ 457,918		448,107
Effective percentage of ownership	[1]	60.00%
Share in net assets		₩ 274,751
Investment differential		0
Intercompany transaction		0
Others		0
Book value		274,751
KAPES, Inc. [Member]
Disclosure of associates [line items]
Net assets		₩ 40,697		41,522
Effective percentage of ownership	[1]	51.00%
Share in net assets		₩ 20,755
Investment differential		0
Intercompany transaction		(31,563)
Others		10,808
Book value		0
Honam Wind Power Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 16,780		16,556
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 4,866
Investment differential		32
Intercompany transaction		0
Others		0
Book value		4,898
Korea Power Engineering Service Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 22,082		20,873
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 6,404
Investment differential		0
Intercompany transaction		0
Others		0
Book value		6,404
Chun-cheon Energy Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 123,570		123,222
Effective percentage of ownership	[1]	29.90%
Share in net assets		₩ 36,948
Investment differential		3
Intercompany transaction		0
Others		(248)
Book value		36,703
Yeonggwangbaeksu Wind Power Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 25,530		24,827
Effective percentage of ownership	[1]	15.00%
Share in net assets		₩ 3,829
Investment differential		6
Intercompany transaction		0
Others		0
Book value		3,835
Nghi Son 2 Power LLC [Member]
Disclosure of associates [line items]
Net assets		₩ 1,133,399		1,126,156
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 566,700
Investment differential		0
Intercompany transaction		0
Others		0
Book value		566,700
Kelar S.A [Member]
Disclosure of associates [line items]
Net assets		₩ 230,748		229,196
Effective percentage of ownership	[1]	65.00%
Share in net assets		₩ 149,986
Investment differential		3,308
Intercompany transaction		0
Others		0
Book value		153,294
PT. Tanjung Power Indonesia [Member]
Disclosure of associates [line items]
Net assets		₩ 280,633		287,370
Effective percentage of ownership	[1]	35.00%
Share in net assets		₩ 98,221
Investment differential		0
Intercompany transaction		0
Others		0
Book value		98,221
Incheon New Power Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 1,568		1,040
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 455
Investment differential		0
Intercompany transaction		0
Others		0
Book value		455
Seokmun Energy Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 50,223		53,296
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 14,565
Investment differential		0
Intercompany transaction		0
Others		0
Book value		14,565
Daehan Wind Power PSC [Member]
Disclosure of associates [line items]
Net assets		₩ 50,190		42,655
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 25,095
Investment differential		0
Intercompany transaction		0
Others		0
Book value		25,095
Barakah One Company [Member]
Disclosure of associates [line items]
Net assets		₩ 8,279,442		(1,821,204)
Effective percentage of ownership	[1]	18.00%
Share in net assets		₩ 1,490,300
Investment differential		0
Intercompany transaction		182,207
Others		0
Book value		1,672,507
Nawah Energy Company [Member]
Disclosure of associates [line items]
Net assets		₩ 2,176		2,179
Effective percentage of ownership	[1]	18.00%
Share in net assets		₩ 392
Investment differential		0
Intercompany transaction		0
Others		0
Book value		392
MOMENTUM [Member]
Disclosure of associates [line items]
Net assets		₩ 317		586
Effective percentage of ownership	[1]	33.33%
Share in net assets		₩ 106
Investment differential		0
Intercompany transaction		0
Others		0
Book value		106
Daegu Green Power Co., Limited [Member]
Disclosure of associates [line items]
Net assets		₩ 94,795
Effective percentage of ownership	[1]	54.24%
Share in net assets		₩ 51,416
Investment differential		84
Intercompany transaction		0
Others		(20,381)
Book value		31,119
Yeonggwang Wind Power Co., Ltd [Member]
Disclosure of associates [line items]
Net assets		₩ 62,534		55,769
Effective percentage of ownership	[1]	46.00%
Share in net assets		₩ 28,766
Investment differential		492
Intercompany transaction		0
Others		0
Book value		29,258
Chester Solar IV SpA [Member]
Disclosure of associates [line items]
Net assets		₩ 4,709		340
Effective percentage of ownership	[1]	90.00%
Share in net assets		₩ 4,237
Investment differential		1,112
Intercompany transaction		0
Others		0
Book value		5,349
Chester Solar V SpA [Member]
Disclosure of associates [line items]
Net assets		₩ 502		(61)
Effective percentage of ownership	[1]	90.00%
Share in net assets		₩ 452
Investment differential		304
Intercompany transaction		0
Others		0
Book value		756
Diego de Almagro Solar SpA [Member]
Disclosure of associates [line items]
Net assets		₩ 4,768		1,140
Effective percentage of ownership	[1]	90.00%
Share in net assets		₩ 4,291
Investment differential		629
Intercompany transaction		0
Others		0
Book value		4,920
South Jamaica Power Company Limited [Member]
Disclosure of associates [line items]
Net assets		₩ 243,391		243,822
Effective percentage of ownership	[1]	20.00%
Share in net assets		₩ 48,678
Investment differential		0
Intercompany transaction		0
Others		(3)
Book value		48,675
Daesan Green Energy Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 62,157		72,374
Effective percentage of ownership	[1]	35.00%
Share in net assets		₩ 21,755
Investment differential		0
Intercompany transaction		0
Others		0
Book value		21,755
RE Holiday Holdings LLC [Member]
Disclosure of associates [line items]
Net assets		₩ 161,263		179,562
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 80,631
Investment differential		0
Intercompany transaction		0
Others		0
Book value		80,631
RE Pioneer Holdings LLC [Member]
Disclosure of associates [line items]
Net assets		₩ 97,662		111,243
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 48,831
Investment differential		0
Intercompany transaction		0
Others		0
Book value		48,831
RE Barren Ridge 1 Holdings LLC [Member]
Disclosure of associates [line items]
Net assets		₩ 109,651		119,612
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 54,825
Investment differential		0
Intercompany transaction		0
Others		0
Book value		54,825
RE Astoria 2 LandCo LLC
Disclosure of associates [line items]
Net assets		₩ 16,274		16,238
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 8,137
Investment differential		0
Intercompany transaction		0
Others		0
Book value		8,137
RE Barren Ridge LandCo LLC
Disclosure of associates [line items]
Net assets		₩ 5,739		5,716
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 2,870
Investment differential		0
Intercompany transaction		0
Others		0
Book value		2,870
Laurel SpA
Disclosure of associates [line items]
Net assets		₩ 2,316		426
Effective percentage of ownership	[1]	90.00%
Share in net assets		₩ 2,084
Investment differential		1,008
Intercompany transaction		0
Others		0
Book value		3,092
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of associates [line items]
Net assets		₩ 31,625		33,586
Effective percentage of ownership	[1]	12.37%
Share in net assets		₩ 3,912
Investment differential		9
Intercompany transaction		0
Others		(3,015)
Book value		906
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 13,991		14,669
Effective percentage of ownership	[1]	29.01%
Share in net assets		₩ 4,059
Investment differential		61
Intercompany transaction		0
Others		0
Book value		4,120
Chester Solar I SpA
Disclosure of associates [line items]
Net assets		₩ 3,453		1,481
Effective percentage of ownership	[1]	90.00%
Share in net assets		₩ 3,108
Investment differential		309
Intercompany transaction		0
Others		0
Book value		3,417
Solar Philippines Calatagan Corporation
Disclosure of associates [line items]
Net assets		₩ 115,923		128,254
Effective percentage of ownership	[1]	38.00%
Share in net assets		₩ 44,050
Investment differential		0
Intercompany transaction		0
Others		17,063
Book value		61,113
Saemangeum Solar Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 28,545		28,734
Effective percentage of ownership	[1]	81.01%
Share in net assets		₩ 23,123
Investment differential		0
Intercompany transaction		0
Others		0
Book value		23,123
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,803		2,787
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 522
Investment differential		1,782
Intercompany transaction		0
Others		0
Book value		2,304
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (2,618)		7,052
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ (759)
Investment differential		0
Intercompany transaction		0
Others		759
Book value		0
Dangjin Eco Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 78,848
Effective percentage of ownership	[1]	34.00%
Share in net assets		₩ 26,809
Investment differential		341
Intercompany transaction		0
Others		0
Book value		27,150
Haemodum Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 6,431		6,592
Effective percentage of ownership	[1]	49.00%
Share in net assets		₩ 3,151
Investment differential		0
Intercompany transaction		0
Others		0
Book value		3,151
Yangyang Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 30,175		23,193
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 15,088
Investment differential		43
Intercompany transaction		0
Others		0
Book value		15,131
HORUS SOLAR, S.A. DE C.V.
Disclosure of associates [line items]
Net assets		₩ (6,253)		(13,996)
Effective percentage of ownership	[1]	14.95%
Share in net assets		₩ (935)
Investment differential		3,580
Intercompany transaction		0
Others		0
Book value		2,645
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.
Disclosure of associates [line items]
Net assets		₩ 16,264
Effective percentage of ownership	[1]	14.95%
Share in net assets		₩ 2,431
Investment differential		2,171
Intercompany transaction		0
Others		0
Book value		4,602
SUNMEX RENOVABLES, S.A. DE C.V.
Disclosure of associates [line items]
Net assets		₩ 22,751		11,253
Effective percentage of ownership	[1]	14.95%
Share in net assets		₩ 3,400
Investment differential		5
Intercompany transaction		0
Others		0
Book value		3,405
Stavro Holding II A.B.
Disclosure of associates [line items]
Net assets		₩ 90,309		82,293
Effective percentage of ownership	[1]	20.00%
Share in net assets		₩ 18,062
Investment differential		0
Intercompany transaction		0
Others		0
Book value		18,062
Solaseado Solar Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 64,759		55,094
Effective percentage of ownership	[1]	38.90%
Share in net assets		₩ 25,192
Investment differential		1,361
Intercompany transaction		0
Others		0
Book value		26,553
Yeongam Solar Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 60,218		58,182
Effective percentage of ownership	[1]	19.00%
Share in net assets		₩ 11,442
Investment differential		773
Intercompany transaction		0
Others		0
Book value		12,215
Samsu Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 17,423		15,003
Effective percentage of ownership	[1]	19.00%
Share in net assets		₩ 3,310
Investment differential		0
Intercompany transaction		0
Others		0
Book value		3,310
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of associates [line items]
Net assets		₩ 205,417		180,313
Effective percentage of ownership	[1]	25.00%
Share in net assets		₩ 51,354
Investment differential		5,643
Intercompany transaction		0
Others		0
Book value		56,997
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of associates [line items]
Net assets		₩ 37,255		52,262
Effective percentage of ownership	[1]	29.53%
Share in net assets		₩ 11,001
Investment differential		527
Intercompany transaction		0
Others		(527)
Book value		11,001
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of associates [line items]
Net assets		₩ 16,692		17,218
Effective percentage of ownership	[1]	90.00%
Share in net assets		₩ 15,023
Investment differential		0
Intercompany transaction		0
Others		0
Book value		15,023
PT Barito Wahana Tenaga
Disclosure of associates [line items]
Net assets		₩ 737,706		678,043
Effective percentage of ownership	[1]	30.61%
Share in net assets		₩ 225,828
Investment differential		0
Intercompany transaction		0
Others		0
Book value		225,828
Cheongna Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 131,509		88,231
Effective percentage of ownership	[1]	50.10%
Share in net assets		₩ 65,886
Investment differential		3,137
Intercompany transaction		(1,177)
Others		0
Book value		67,846
Naepo Green Energy Co., Ltd. [Member]
Disclosure of associates [line items]
Net assets		₩ 191,096		152,705
Effective percentage of ownership	[1]	29.20%
Share in net assets		₩ 55,800
Investment differential		0
Intercompany transaction		0
Others		3,442
Book value		59,242
Boim Combined Heat And Power Generations Co Ltd
Disclosure of associates [line items]
Net assets		₩ (63,389)		(58,130)
Effective percentage of ownership	[1]	46.30%
Share in net assets		₩ (29,349)
Investment differential		0
Intercompany transaction		(743)
Others		30,092
Book value		0
OneEnergy Asia Limited
Disclosure of associates [line items]
Net assets		₩ 1,172,226		1,099,591
Effective percentage of ownership	[1]	40.00%
Share in net assets		₩ 468,891
Investment differential		25,512
Intercompany transaction		0
Others		0
Book value		494,403
KAS INVESTMENT I LLC
Disclosure of associates [line items]
Net assets		₩ 44		20,333
Effective percentage of ownership	[1]	29.89%
Share in net assets		₩ 13
Investment differential		0
Intercompany transaction		0
Others		0
Book value		13
KAS INVESTMENT II LLC
Disclosure of associates [line items]
Net assets		₩ 44		20,205
Effective percentage of ownership	[1]	29.89%
Share in net assets		₩ 13
Investment differential		0
Intercompany transaction		0
Others		0
Book value		13
Energyco Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 6,207
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 1,800
Investment differential		829
Intercompany transaction		0
Others		0
Book value		2,629
CAES, LLC
Disclosure of associates [line items]
Net assets		₩ 42,153		49,267
Effective percentage of ownership	[1]	36.00%
Share in net assets		₩ 15,175
Investment differential		2,923
Intercompany transaction		0
Others		0
Book value		18,098
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of associates [line items]
Net assets		₩ 26,026		23,050
Effective percentage of ownership	[1]	49.00%
Share in net assets		₩ 12,753
Investment differential		39
Intercompany transaction		0
Others		0
Book value		12,792
Busan Industrial Solar Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 3,786		3,103
Effective percentage of ownership	[1]	28.02%
Share in net assets		₩ 1,061
Investment differential		290
Intercompany transaction		0
Others		0
Book value		1,351
Bitsolar Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (5,977)		(5,964)
Effective percentage of ownership	[1]	27.10%
Share in net assets		₩ (1,620)
Investment differential		0
Intercompany transaction		0
Others		1,620
Book value		0
Pulau Indah O&M Sdn. Bhd.
Disclosure of associates [line items]
Net assets		₩ 156		(1)
Effective percentage of ownership	[1]	40.00%
Share in net assets		₩ 62
Investment differential		0
Intercompany transaction		0
Others		0
Book value		62
Guadalupe Solar SpA
Disclosure of associates [line items]
Net assets		₩ 3,631		1,138
Effective percentage of ownership	[1]	60.00%
Share in net assets		₩ 2,179
Investment differential		98
Intercompany transaction		0
Others		0
Book value		2,277
Omisan Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 28,661
Effective percentage of ownership	[1]	42.00%
Share in net assets		₩ 12,038
Investment differential		166
Intercompany transaction		0
Others		0
Book value		12,204
Foresight Iberian Solar Group Holding, S.L.
Disclosure of associates [line items]
Net assets		₩ (14,972)
Effective percentage of ownership	[1]	75.00%
Share in net assets		₩ (11,229)
Investment differential		1,427
Intercompany transaction		0
Others		9,802
Book value		0
Yeongwol Eco Wind Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (4,129)		(3,234)
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ (1,197)
Investment differential		1,828
Intercompany transaction		0
Others		0
Book value		631
Gurae Resident Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,241		984
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 360
Investment differential		48
Intercompany transaction		0
Others		0
Book value		408
Cheongju Eco Park Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 37,318		36,004
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 10,822
Investment differential		195
Intercompany transaction		0
Others		0
Book value		11,017
Enel X Midland Photovoltaic, LLC
Disclosure of associates [line items]
Net assets		₩ 14,108		13,575
Effective percentage of ownership	[1]	20.00%
Share in net assets		₩ 2,822
Investment differential		0
Intercompany transaction		0
Others		0
Book value		2,822
Geumsungsan Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 24,078
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 6,982
Investment differential		556
Intercompany transaction		0
Others		0
Book value		7,538
KEPCO KPS CARABAO Corp.
Disclosure of associates [line items]
Net assets		₩ (441)		(609)
Effective percentage of ownership	[1]	40.00%
Share in net assets		₩ (176)
Investment differential		0
Intercompany transaction		0
Others		176
Book value		0
Prime Swedish Holding Ab [Member]
Disclosure of associates [line items]
Net assets		₩ 82,178		80,748
Effective percentage of ownership	[1]	45.00%
Share in net assets		₩ 36,980
Investment differential		1,684
Intercompany transaction		0
Others		0
Book value		38,664
Goheung New Energy Co Ltd
Disclosure of associates [line items]
Net assets		₩ 37,170		31,818
Effective percentage of ownership	[1]	46.15%
Share in net assets		₩ 17,154
Investment differential		1,084
Intercompany transaction		0
Others		0
Book value		18,238
Gunsan Land Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 41,777
Effective percentage of ownership	[1]	53.83%
Share in net assets		₩ 22,488
Investment differential		0
Intercompany transaction		0
Others		1,334
Book value		23,822
International Offshore Power Transmission Holding Company Limited
Disclosure of associates [line items]
Net assets		₩ (212)		31,541
Effective percentage of ownership	[1]	35.00%
Share in net assets		₩ (74)
Investment differential		(2)
Intercompany transaction		0
Others		76
Book value		0
Pyeongchang Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 22,158		20,943
Effective percentage of ownership	[1]	58.00%
Share in net assets		₩ 12,851
Investment differential		0
Intercompany transaction		0
Others		0
Book value		12,851
Eumseong Eco Park Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 38,097
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 11,048
Investment differential		577
Intercompany transaction		0
Others		0
Book value		11,625
Changwon Nu-ri Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 15,545		12,549
Effective percentage of ownership	[1]	61.00%
Share in net assets		₩ 9,483
Investment differential		3
Intercompany transaction		0
Others		0
Book value		9,486
PungBack Wind Farm Corporation
Disclosure of associates [line items]
Net assets		₩ 14,276		18,041
Effective percentage of ownership	[1]	37.00%
Share in net assets		₩ 5,282
Investment differential		1,085
Intercompany transaction		0
Others		0
Book value		6,367
Trumbull Asset Management, LLC
Disclosure of associates [line items]
Net assets		₩ 1,574		1,662
Effective percentage of ownership	[1]	78.00%
Share in net assets		₩ 1,228
Investment differential		0
Intercompany transaction		0
Others		0
Book value		1,228
S-Power Chile SpA
Disclosure of associates [line items]
Net assets		₩ 766		1
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 383
Investment differential		155
Intercompany transaction		0
Others		0
Book value		538
Seungmun Green Energy
Disclosure of associates [line items]
Net assets		₩ 37,749		38,620
Effective percentage of ownership	[1]	33.00%
Share in net assets		₩ 12,457
Investment differential		0
Intercompany transaction		0
Others		0
Book value		12,457
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 4,405		4,137
Effective percentage of ownership	[1]	80.00%
Share in net assets		₩ 3,524
Investment differential		0
Intercompany transaction		0
Others		0
Book value		3,524
Yangyang Suri Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 32,993		29,801
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 9,568
Investment differential		0
Intercompany transaction		0
Others		0
Book value		9,568
KEPCO for Power Company
Disclosure of associates [line items]
Net assets		₩ 21,638		29,843
Effective percentage of ownership	[1]	60.00%
Share in net assets		₩ 12,983
Investment differential		0
Intercompany transaction		0
Others		0
Book value		12,983
Taebaek Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 21,062		24,599
Effective percentage of ownership	[1]	60.00%
Share in net assets		₩ 12,637
Investment differential		0
Intercompany transaction		0
Others		0
Book value		12,637
Kumyang Eco Park Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 23,508		13,051
Effective percentage of ownership	[1]	29.00%
Share in net assets		₩ 6,818
Investment differential		56
Intercompany transaction		0
Others		0
Book value		6,874
Jeongeup Green Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 11,246		15,979
Effective percentage of ownership	[1]	44.86%
Share in net assets		₩ 5,045
Investment differential		1,679
Intercompany transaction		0
Others		0
Book value		6,724
Hadong E-factory Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,115		1,127
Effective percentage of ownership	[1]	29.99%
Share in net assets		₩ 334
Investment differential		6
Intercompany transaction		0
Others		0
Book value		340
Namyangju Combined Heat and Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 209,634		73,575
Effective percentage of ownership	[1]	70.10%
Share in net assets		₩ 146,953
Investment differential		193
Intercompany transaction		0
Others		0
Book value		147,146
Samchuck
Disclosure of associates [line items]
Net assets		₩ 19,144		19,128
Effective percentage of ownership	[1]	25.54%
Share in net assets		₩ 4,889
Investment differential		0
Intercompany transaction		0
Others		(4,889)
Book value		0
Wadi Noor Solar Power Company SAOC
Disclosure of associates [line items]
Net assets		₩ 6,589		11,268
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 3,295
Investment differential		9
Intercompany transaction		(4,015)
Others		711
Book value		0
Fairhaven Energy Storage LLC
Disclosure of associates [line items]
Net assets		₩ 2,042		1,989
Effective percentage of ownership	[1]	35.00%
Share in net assets		₩ 715
Investment differential		0
Intercompany transaction		0
Others		(715)
Book value		0
Rutile BESS Holdings, LLC
Disclosure of associates [line items]
Net assets		₩ 38,198		3
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 19,099
Investment differential		0
Intercompany transaction		0
Others		0
Book value		19,099
Trumbull Development Partners, LLC
Disclosure of associates [line items]
Net assets		₩ 690,772		539,370
Effective percentage of ownership	[1]	56.23%
Share in net assets		₩ 388,421
Investment differential		50,847
Intercompany transaction		0
Others		0
Book value		439,268
Imha Floating Photovoltaic Power Plant Inc.
Disclosure of associates [line items]
Net assets		₩ 11,389		12,866
Effective percentage of ownership	[1]	49.00%
Share in net assets		₩ 5,581
Investment differential		46
Intercompany transaction		0
Others		0
Book value		5,627
EDFR KOWEPO AJBAN PV HOLDING LIMITED
Disclosure of associates [line items]
Net assets		₩ 1,707		170
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 854
Investment differential		0
Intercompany transaction		0
Others		0
Book value		854
Roof One Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 3,955		4,096
Effective percentage of ownership	[1]	48.00%
Share in net assets		₩ 1,899
Investment differential		34
Intercompany transaction		0
Others		0
Book value		1,933
Taean Haetdeulwon Solar Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 17,612
Effective percentage of ownership	[1]	45.00%
Share in net assets		₩ 7,925
Investment differential		712
Intercompany transaction		0
Others		0
Book value		8,637
Haetbyeotgil Solar Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,408
Effective percentage of ownership	[1]	30.00%
Share in net assets		₩ 723
Investment differential		9
Intercompany transaction		0
Others		0
Book value		732
Seongseo Neulpureun Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,367
Effective percentage of ownership	[1]	49.81%
Share in net assets		₩ 681
Investment differential		0
Intercompany transaction		0
Others		0
Book value		681
Luluah SKY Energy Holding Ltd.
Disclosure of associates [line items]
Net assets		₩ 423
Effective percentage of ownership	[1]	15.00%
Share in net assets		₩ 63
Investment differential		0
Intercompany transaction		0
Others		0
Book value		63
KES Yona Holdings LLC
Disclosure of associates [line items]
Net assets		₩ 0
Effective percentage of ownership	[1]	0.00%
Share in net assets		₩ 0
Investment differential		0
Intercompany transaction		0
Others		0
Book value		0
Siraj AlTaqa AlNazifa
Disclosure of associates [line items]
Net assets		₩ 0
Effective percentage of ownership	[1]	0.00%
Share in net assets		₩ 0
Investment differential		0
Intercompany transaction		0
Others		0
Book value		0
Nour Ibri Solar Power Company
Disclosure of associates [line items]
Net assets		₩ 1,184
Effective percentage of ownership	[1]	30.77%
Share in net assets		₩ 364
Investment differential		0
Intercompany transaction		0
Others		9
Book value		373
Lucy Equity Holdings, LLC
Disclosure of associates [line items]
Net assets		₩ (148,557)
Effective percentage of ownership	[1]	20.00%
Share in net assets		₩ (29,711)
Investment differential		1,268
Intercompany transaction		0
Others		28,443
Book value		0
Korea Gas Corporation
Disclosure of associates [line items]
Net assets		₩ 10,798,925		₩ 10,826,356
Effective percentage of ownership	[1]	21.66%		21.66%
Share in net assets		₩ 2,339,047		₩ 2,344,989
Investment differential		0		0
Intercompany transaction		0		0
Others		(55,512)		(55,685)
Book value		2,283,535	[2]	2,289,304	[2]	1,970,643
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 109,110		₩ 104,056
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 31,642		₩ 30,177
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		31,642		30,177		29,500
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 82,163		₩ 77,631
Effective percentage of ownership	[1]	15.00%		15.00%
Share in net assets		₩ 12,324		₩ 11,644
Investment differential		49		49
Intercompany transaction		0		0
Others		0		0
Book value		12,373	[3]	11,693	[3]	12,001
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 400,653		₩ 403,558
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 116,189		₩ 117,033
Investment differential		0		0
Intercompany transaction		0		0
Others		(29,640)		(29,640)
Book value		86,549		87,393		118,173
Korea Power Exchange
Disclosure of associates [line items]
Net assets		₩ 262,069		₩ 273,962
Effective percentage of ownership	[1]	100.00%		100.00%
Share in net assets		₩ 262,069		₩ 273,962
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		262,069	[4]	273,962	[4]	274,286
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 18,047		₩ 16,086
Effective percentage of ownership	[1]	67.25%		67.25%
Share in net assets		₩ 12,136		₩ 10,818
Investment differential		2,741		2,741
Intercompany transaction		0		0
Others		0		0
Book value		14,877	[5]	13,559	[5]	13,530
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 515,244		₩ 465,879
Effective percentage of ownership	[1]	6.85%		6.85%
Share in net assets		₩ 35,295		₩ 31,913
Investment differential		0		0
Intercompany transaction		0		0
Others		(820)		(820)
Book value		34,475	[3]	31,093	[3]	26,834
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 6,249		₩ 8,017
Effective percentage of ownership	[1]	27.00%		27.00%
Share in net assets		₩ 1,687		₩ 2,165
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1,687		2,165		3,194
SPC Power Corporation
Disclosure of associates [line items]
Net assets		₩ 281,757		₩ 283,089
Effective percentage of ownership	[1]	38.00%		38.00%
Share in net assets		₩ 107,067		₩ 107,574
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		107,067	[6]	107,574	[7]	78,931
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,815,889		₩ 2,498,612
Effective percentage of ownership	[1]	42.00%		42.00%
Share in net assets		₩ 1,182,674		₩ 1,049,417
Investment differential		0		0
Intercompany transaction		0		0
Others		(370,382)		(321,079)
Book value		812,292		728,338		705,812
PT. Cirebon Electric Power
Disclosure of associates [line items]
Net assets		₩ 589,500		₩ 572,838
Effective percentage of ownership	[1]	27.50%		27.50%
Share in net assets		₩ 162,112		₩ 157,530
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		162,112		157,530		134,259
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (94,648)		₩ (96,926)
Effective percentage of ownership	[1]	14.63%		14.63%
Share in net assets		₩ (13,847)		₩ (14,180)
Investment differential		0		0
Intercompany transaction		0		0
Others		13,847		14,180
Book value		0	[8]	0	[8]	0
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (87,030)		₩ (89,121)
Effective percentage of ownership	[1]	14.63%		14.63%
Share in net assets		₩ (12,732)		₩ (13,038)
Investment differential		0		0
Intercompany transaction		0		0
Others		12,732		13,038
Book value		0	[8]	0	[8]	0
PT Wampu Electric Power
Disclosure of associates [line items]
Net assets		₩ 79,382		₩ 85,366
Effective percentage of ownership	[1]	46.00%		46.00%
Share in net assets		₩ 36,516		₩ 39,268
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		36,516		39,268		34,555
PT. Bayan Resources TBK
Disclosure of associates [line items]
Net assets		₩ 3,693,389		₩ 3,238,297
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 738,678		₩ 647,659
Investment differential		69,416		146,097
Intercompany transaction		0		0
Others		(76,380)		(76,380)
Book value		731,714		717,376		619,207
S-Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 410,821		₩ 370,303
Effective percentage of ownership	[1]	49.00%		49.00%
Share in net assets		₩ 201,302		₩ 181,448
Investment differential		0		0
Intercompany transaction		(967)		(1,076)
Others		0		0
Book value		200,335		180,372		162,765
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 405,836		₩ 435,809
Effective percentage of ownership	[1]	25.00%		25.00%
Share in net assets		₩ 101,459		₩ 108,953
Investment differential		305		305
Intercompany transaction		(905)		(946)
Others		(35,247)		(35,247)
Book value		65,612		73,065		116,378
PT. Mutiara Jawa
Disclosure of associates [line items]
Net assets		₩ 15,169		₩ 19,777
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 4,399		₩ 5,735
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		4,399		5,735		5,168
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (8,277)		₩ (13,223)
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ (2,401)		₩ (3,835)
Investment differential		0		0
Intercompany transaction		0		0
Others		2,401		3,835
Book value		0		0		0
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 987,119		₩ 1,004,588
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 286,264		₩ 291,331
Investment differential		0		0
Intercompany transaction		(10,179)		(6,789)
Others		0		0
Book value		276,085		284,542		287,624
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 661,551		₩ 692,281
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 191,850		₩ 200,761
Investment differential		45,212		46,872
Intercompany transaction		(9,379)		(5,819)
Others		0		0
Book value		227,683		241,814		254,929
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 396,068		₩ 373,908
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 158,428		₩ 149,563
Investment differential		3,559		3,559
Intercompany transaction		(13,401)		(14,064)
Others		0		1
Book value		148,586		139,059		145,026
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 973		₩ 1,281
Effective percentage of ownership	[1]	28.00%		28.00%
Share in net assets		₩ 272		₩ 359
Investment differential		0		0
Intercompany transaction		0		0
Others		2		1
Book value		274		360		294
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 337,182		₩ 305,984
Effective percentage of ownership	[1]	34.01%		34.01%
Share in net assets		₩ 114,675		₩ 104,065
Investment differential		1,757		1,757
Intercompany transaction		(1,529)		(1,889)
Others		(12,582)		(12,582)
Book value		102,321	[9]	91,351	[9]	87,203
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Net assets		₩ 50,088		₩ 53,880
Effective percentage of ownership	[1]	5.20%		5.16%
Share in net assets		₩ 2,605		₩ 2,780
Investment differential		0		0
Intercompany transaction		0		0
Others		(2,605)		(2,780)
Book value		0	[3]	0	[3]	0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,909		₩ 3,199
Effective percentage of ownership	[1]	46.59%		46.59%
Share in net assets		₩ 1,355		₩ 1,490
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1,355		1,490		1,483
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 843,518		₩ 821,859
Effective percentage of ownership	[1]	34.00%		34.00%
Share in net assets		₩ 286,796		₩ 279,432
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		286,796		279,432		259,085
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 8,336		₩ 8,742
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 2,417		₩ 2,535
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,417		2,535		2,804
Hansuwon KNP Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 3,885		₩ 2,880
Effective percentage of ownership	[1]	28.98%		28.98%
Share in net assets		₩ 1,125		₩ 835
Investment differential		0		0
Intercompany transaction		0		0
Others		(160)		(161)
Book value		965		674		467
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 5,899		₩ 8,049
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 1,711		₩ 2,334
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1,711		2,334		3,259
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Net assets		₩ 15,178		₩ 13,609
Effective percentage of ownership	[1]	98.09%		98.09%
Share in net assets		₩ 14,889		₩ 13,349
Investment differential		0		0
Intercompany transaction		0		0
Others		3		4
Book value		14,892	[10]	13,353	[10]	23,421
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 14,135		₩ 12,808
Effective percentage of ownership	[1]	9.90%		9.90%
Share in net assets		₩ 1,399		₩ 1,268
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1,399	[11]	1,268	[11]	1,213
Yaksu ESS Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 103		₩ 557
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 30		₩ 161
Investment differential		1		1
Intercompany transaction		0		0
Others		0		0
Book value		31		162		285
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [line items]
Net assets		₩ 290,181		₩ 246,930
Effective percentage of ownership	[1]	66.12%		68.88%
Share in net assets		₩ 191,868		₩ 170,083
Investment differential		837		872
Intercompany transaction		0		0
Others		0		0
Book value		192,705		170,955
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 118,815		₩ 120,998
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 23,763		₩ 24,199
Investment differential		18		18
Intercompany transaction		0		0
Others		0		0
Book value		23,781		24,217		24,638
PND Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 6,153		₩ 5,455
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 1,784		₩ 1,582
Investment differential		154		154
Intercompany transaction		0		0
Others		0		(1)
Book value		1,938		1,735		1,510
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 47,078		₩ 43,574
Effective percentage of ownership	[1]	19.00%		19.00%
Share in net assets		₩ 8,945		₩ 8,279
Investment differential		214		214
Intercompany transaction		0		0
Others		0		0
Book value		9,159	[3]	8,493	[3]	7,947
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (201)		₩ (406)
Effective percentage of ownership	[1]	9.63%		9.63%
Share in net assets		₩ (19)		₩ (39)
Investment differential		300		300
Intercompany transaction		0		0
Others		(220)		(220)
Book value		61	[3]	41	[3]	133
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (1,892)		₩ (4,050)
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ (549)		₩ (1,175)
Investment differential		779		779
Intercompany transaction		0		0
Others		0		396
Book value		230		0		8
Korea Energy Solutions Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 697		₩ 985
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 139		₩ 197
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		139		197		170
ITR Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (16)		₩ (178)
Effective percentage of ownership	[1]	8.03%		8.70%
Share in net assets		₩ (1)		₩ (15)
Investment differential		0		0
Intercompany transaction		0		0
Others		1		15
Book value		0	[12],[13]	0	[12]	0
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)
Disclosure of associates [line items]
Net assets		₩ 1,504		₩ 1,771
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 301		₩ 354
Investment differential		53		53
Intercompany transaction		0		0
Others		0		0
Book value		354		407		391
Indeck Niles Development, LLC
Disclosure of associates [line items]
Net assets		₩ 523,224		₩ 529,874
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 261,613		₩ 264,936
Investment differential		97,643		101,361
Intercompany transaction		0		0
Others		4,419		4,673
Book value		363,675		370,970		335,401
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Net assets		₩ 164		₩ 179
Effective percentage of ownership	[1]	33.33%		33.33%
Share in net assets		₩ 55		₩ 60
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		55		60		93
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Net assets		₩ 12,365		₩ 12,487
Effective percentage of ownership	[1]	49.00%		49.00%
Share in net assets		₩ 6,059		₩ 6,119
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		6,059		6,119		6,496
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,656		₩ 2,089
Effective percentage of ownership	[1]	30.15%		30.15%
Share in net assets		₩ 801		₩ 630
Investment differential		0		0
Intercompany transaction		0		284
Others		0		0
Book value		801		914		1,022
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 11,183		₩ 10,999
Effective percentage of ownership	[1]	44.00%		44.00%
Share in net assets		₩ 4,920		₩ 4,839
Investment differential		316		316
Intercompany transaction		0		0
Others		0		0
Book value		5,236		5,155		5,155
Go deok Clean Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 13,697		₩ 13,253
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 5,479		₩ 5,301
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		5,479		5,301		4,723
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 855		₩ 199
Effective percentage of ownership	[1]	0.35%		23.95%
Share in net assets		₩ 3		₩ 48
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		3	[13]	48		114
SEP Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (73)		₩ (73)
Effective percentage of ownership	[1]	21.26%		21.26%
Share in net assets		₩ (15)		₩ (15)
Investment differential		0		0
Intercompany transaction		0		0
Others		15		15
Book value		0		0		0
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,800		₩ 1,390
Effective percentage of ownership	[1]	16.16%		16.16%
Share in net assets		₩ 291		₩ 225
Investment differential		0		0
Intercompany transaction		0		0
Others		0		(13)
Book value		291	[14]	212	[14]	214
Tronix Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 524		₩ 1,165
Effective percentage of ownership	[1]	12.50%		12.50%
Share in net assets		₩ 65		₩ 146
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		65	[14]	146	[14]	220
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (100)		₩ (32)
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ (20)		₩ (6)
Investment differential		0		0
Intercompany transaction		0		0
Others		20		6
Book value		0		0		21
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 11,417		₩ 11,389
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 2,284		₩ 2,278
Investment differential		494		494
Intercompany transaction		0		0
Others		0		0
Book value		2,778		2,772		2,822
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 27,711		₩ 28,951
Effective percentage of ownership	[1]	27.31%		27.31%
Share in net assets		₩ 7,569		₩ 7,908
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		7,569		7,908	[15]	0
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 10,091		₩ 10,805
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 2,926		₩ 3,133
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		2,926		3,133		2,877
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 46,210		₩ 43,993
Effective percentage of ownership	[1]	35.00%		35.00%
Share in net assets		₩ 16,174		₩ 15,398
Investment differential		739		739
Intercompany transaction		0		0
Others		0		0
Book value		16,913		16,137		14,420
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 26,456		₩ 27,933
Effective percentage of ownership	[1]	49.05%		49.05%
Share in net assets		₩ 12,977		₩ 13,701
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		12,977		13,701		12,394
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (253)		₩ 832
Effective percentage of ownership	[1]	30.00%		30.00%
Share in net assets		₩ (76)		₩ 250
Investment differential		0		0
Intercompany transaction		0		0
Others		76		0
Book value		0		250		246
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,619		₩ 2,371
Effective percentage of ownership	[1]	42.58%		42.58%
Share in net assets		₩ 1,115		₩ 1,010
Investment differential		20		20
Intercompany transaction		0		0
Others		0		0
Book value		1,135		1,030		941
Muan Solar park Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 38,840		₩ 29,708
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 7,768		₩ 5,942
Investment differential		325		325
Intercompany transaction		0		0
Others		0		0
Book value		8,093		6,267		6,830
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 3,479		₩ 3,083
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 696		₩ 617
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		696		617		570
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 43,300		₩ 37,405
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 8,661		₩ 7,482
Investment differential		816		816
Intercompany transaction		0		0
Others		0		0
Book value		9,477		8,298		7,665
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)
Disclosure of associates [line items]
Net assets		₩ 35,699		₩ 32,284
Effective percentage of ownership	[1]	25.36%		25.36%
Share in net assets		₩ 9,052		₩ 8,186
Investment differential		44		44
Intercompany transaction		0		0
Others		0		0
Book value		9,096		8,230		7,779
G.GURU Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (11)		₩ 140
Effective percentage of ownership	[1]	14.42%		24.65%
Share in net assets		₩ (2)		₩ 34
Investment differential		0		0
Intercompany transaction		0		0
Others		2		0
Book value		0	[13]	34		167
UD4M Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 841		₩ 849
Effective percentage of ownership	[1]	14.29%		14.29%
Share in net assets		₩ 120		₩ 121
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		120		121		150
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 2,360		₩ 2,306
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 473		₩ 462
Investment differential		50		50
Intercompany transaction		0		0
Others		0		0
Book value		523		512
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 3,415		₩ 2,895
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 683		₩ 579
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		683		579
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ (27)		₩ 78
Effective percentage of ownership	[1]	29.37%		29.37%
Share in net assets		₩ (8)		₩ 23
Investment differential		0		0
Intercompany transaction		0		0
Others		8		0
Book value		0		23		36
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 22,239		₩ 22,485
Effective percentage of ownership	[1]	41.00%		41.00%
Share in net assets		₩ 9,118		₩ 9,219
Investment differential		87		87
Intercompany transaction		0		0
Others		0		0
Book value		9,205		9,306		7,870
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 77,812		₩ 67,376
Effective percentage of ownership	[1]	34.00%		34.00%
Share in net assets		₩ 26,456		₩ 22,909
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		26,456		22,909		19,426
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 35,058		₩ 39,152
Effective percentage of ownership	[1]	45.00%		45.00%
Share in net assets		₩ 15,776		₩ 17,619
Investment differential		53		53
Intercompany transaction		0		0
Others		0		0
Book value		15,829		17,672		8,900
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 271		₩ 1,232
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 79		₩ 357
Investment differential		246		246
Intercompany transaction		0		0
Others		0		0
Book value		325		603		871
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Net assets		₩ 37,653		₩ 30,639
Effective percentage of ownership	[1]	30.00%		30.00%
Share in net assets		₩ 11,296		₩ 9,191
Investment differential		2,110		2,110
Intercompany transaction		0		0
Others		0		0
Book value		13,406		11,301		10,100
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 10,778		₩ 7,719
Effective percentage of ownership	[1]	25.00%		25.00%
Share in net assets		₩ 2,694		₩ 1,930
Investment differential		20		20
Intercompany transaction		0		0
Others		0		0
Book value		2,714		1,950		2,104
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 68,142		₩ 67,139
Effective percentage of ownership	[1]	55.00%		55.00%
Share in net assets		₩ 37,480		₩ 36,928
Investment differential		182		182
Intercompany transaction		0		0
Others		0		0
Book value		37,662	[10]	37,110	[10]	37,191
PlatformN. Co., Ltd
Disclosure of associates [line items]
Net assets		₩ (66)		₩ (61)
Effective percentage of ownership	[1]	29.58%		29.58%
Share in net assets		₩ (20)		₩ (18)
Investment differential		0		0
Intercompany transaction		0		0
Others		20		18
Book value		0		0		0
PT. Cirebon Energi Prasarana
Disclosure of associates [line items]
Net assets		₩ 940,046		₩ 968,458
Effective percentage of ownership	[1]	10.00%		10.00%
Share in net assets		₩ 94,005		₩ 96,846
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		94,005	[16]	96,846	[16]	76,597
Green Radiation Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 165		₩ (142)
Effective percentage of ownership	[1]	10.00%		10.00%
Share in net assets		₩ 17		₩ (14)
Investment differential		3		3
Intercompany transaction		0		0
Others		0		11
Book value	[14]	20	[17]	0
Future Convergence Technology Laboratory. Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 101		₩ 107
Effective percentage of ownership	[1]	20.12%		20.12%
Share in net assets		₩ 20		₩ 22
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		20		22
Eco motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)
Disclosure of associates [line items]
Net assets		₩ 1,672		₩ 1,146
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 334		₩ 229
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		334		229		267
REC's Innovation Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,785		₩ 1,403
Effective percentage of ownership	[1]	11.04%		11.04%
Share in net assets		₩ 197		₩ 155
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		197	[11]	155	[11]	120
ACE
Disclosure of associates [line items]
Net assets		₩ 45		₩ 51
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 9		₩ 10
Investment differential		0		0
Intercompany transaction		(5)		(5)
Others		0		0
Book value		4		5		2
Environment and Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 8		₩ 31
Effective percentage of ownership	[1]	10.54%		10.54%
Share in net assets		₩ 1		₩ 3
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		1	[14]	3	[14]	9
Santiago Solar Power SpA
Disclosure of associates [line items]
Net assets		₩ 16,015		₩ 13,924
Effective percentage of ownership	[1]	50.00%		50.00%
Share in net assets		₩ 8,008		₩ 6,961
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		8,008		6,961		11,769
Yanggu Floating Photovoltaic Power Plant Inc.
Disclosure of associates [line items]
Net assets		₩ 2,934		₩ 2,918
Effective percentage of ownership	[1]	29.00%		29.00%
Share in net assets		₩ 851		₩ 846
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		851		846		760
Power Embedded
Disclosure of associates [line items]
Net assets		₩ 240		₩ 288
Effective percentage of ownership	[1]	23.33%		23.33%
Share in net assets		₩ 56		₩ 67
Investment differential		1		1
Intercompany transaction		0		0
Others		0		0
Book value		57		68		70
Changwon SG Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 3,499		₩ 3,550
Effective percentage of ownership	[1]	18.78%		18.78%
Share in net assets		₩ 658		₩ 667
Investment differential		15		15
Intercompany transaction		0		0
Others		0		0
Book value		673	[14]	682	[14]	783
Donpyung Technology. Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,600		₩ 1,532
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 320		₩ 306
Investment differential		0		0
Intercompany transaction		(25)		(25)
Others		0		0
Book value		295		281		254
HORANG ENERGY Inc.
Disclosure of associates [line items]
Net assets		₩ 9,961		₩ 8,959
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 3,985		₩ 3,584
Investment differential		224		224
Intercompany transaction		0		0
Others		0		0
Book value		4,209		3,808		4,149
Hoenggye Renewable Energy Co., Ltd
Disclosure of associates [line items]
Net assets		₩ 2,730		₩ (736)
Effective percentage of ownership	[1]	36.12%		36.12%
Share in net assets		₩ 986		₩ (266)
Investment differential		2,375		2,375
Intercompany transaction		0		0
Others		(986)		266
Book value		2,375		2,375		2,375
Haman Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 16,502		₩ 8,029
Effective percentage of ownership	[1]	35.00%		35.00%
Share in net assets		₩ 5,776		₩ 2,810
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		5,776		2,810		2,981
Songsan Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 18,966		₩ 13,062
Effective percentage of ownership	[1]	60.00%		60.00%
Share in net assets		₩ 11,379		₩ 7,837
Investment differential		71		71
Intercompany transaction		0		0
Others		0		0
Book value		11,450	[18]	7,908	[18]	8,323
SkyPic Inc.
Disclosure of associates [line items]
Net assets		₩ 150		₩ 130
Effective percentage of ownership	[1]	20.00%		20.00%
Share in net assets		₩ 30		₩ 26
Investment differential		0		0
Intercompany transaction		0		0
Others		0		0
Book value		30		26		0
HyChangwon Fuel Cell. Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 21,316		₩ 22,901
Effective percentage of ownership	[1]	40.00%		40.00%
Share in net assets		₩ 8,526		₩ 9,161
Investment differential		117		117
Intercompany transaction		0		0
Others		0		0
Book value		8,643		9,278		0
Dreams Co.,Ltd.
Disclosure of associates [line items]
Net assets		₩ (21)		₩ 50
Effective percentage of ownership	[1]	11.00%		11.00%
Share in net assets		₩ (2)		₩ 6
Investment differential		5		5
Intercompany transaction		0		0
Others		0		0
Book value		3	[14]	11	[14]	0
DEEPAI Co.,Ltd.
Disclosure of associates [line items]
Net assets		₩ 158		₩ 364
Effective percentage of ownership	[1]	1.32%		1.32%
Share in net assets		₩ 2		₩ 5
Investment differential		6		6
Intercompany transaction		0		0
Others		0		0
Book value		8	[14],[19]	11	[14],[19]	0
Amaala Sustainable Company for Energy LLC
Disclosure of associates [line items]
Net assets		₩ 71,690		₩ 196
Effective percentage of ownership	[1]	10.00%		10.00%
Share in net assets		₩ 7,169		₩ 20
Investment differential		0		0
Intercompany transaction		0		0
Others		(7,151)		(2)
Book value		18	[16]	18	[16]	₩ 0
Remal First Holding Company
Disclosure of associates [line items]
Net assets		₩ (25,105)
Effective percentage of ownership	[1]	30.00%
Share in net assets		₩ (7,532)
Investment differential		0
Intercompany transaction		0
Others		7,532
Book value		0		0
Naseem First Holding Company
Disclosure of associates [line items]
Net assets		₩ (27,232)
Effective percentage of ownership	[1]	30.00%
Share in net assets		₩ (8,170)
Investment differential		0
Intercompany transaction		0
Others		8,170
Book value		0		0
Cheonwang Green Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 1,128
Effective percentage of ownership	[1]	40.00%
Share in net assets		₩ 451
Investment differential		46
Intercompany transaction		0
Others		(3)
Book value		494		0
Namjeju Bitdream Energy Co., Ltd.
Disclosure of associates [line items]
Net assets		₩ 10,106
Effective percentage of ownership	[1]	50.00%
Share in net assets		₩ 5,053
Investment differential		207
Intercompany transaction		0
Others		0
Book value		₩ 5,260		₩ 0

[1]	The percentage of ownership shown above is an effective percentage of ownership including the treasury stocks and others.
[2]	The effective percentage of ownership is 21.66%, considering hybrid bonds.
[3]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[4]	The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[5]	The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.
[6]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2025.
[7]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2024.
[8]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.
[9]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[10]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[11]	Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.
[12]	Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.
[13]	During the period ended December 31, 2025, the Company’s ownership interest in the entity changed due to a disproportionate capital increase by the financial investors.
[14]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.
[15]	During the year ended December 31, 2024, the long-term loan to Bigeum Resident Photovoltaic Power Co., Ltd. was converted into equity.
[16]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.
[17]	The effective ownership interest is 10%, considering convertible redeemable preferred shares.
[18]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[19]	The effective ownership interest is 1.32%, considering convertible redeemable preferred shares.